Consolidated Statements of Financial Position	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 733,188	$ 1,334,280
Restricted cash	29,611	29,556
Other receivables	41,747	149,369
Prepaids	322,126	77,050
Total current assets	1,126,672	1,590,255
Non-current assets
Equipment	5,487
TOTAL ASSETS	1,132,159	1,590,255
Current liabilities
Accounts payable and accrued liabilities	755,202	1,790,700
Convertible note liability	7,657,397
Derivative warrant liabilities	901,608
TOTAL LIABILITIES	12,104,699	1,790,700
EQUITY
Share Capital	46,125,397	5,934,141
Accumulated Deficit	(57,458,994)	(6,299,946)
Reserves	361,057	165,360
NET DEFICIT	(10,972,540)	(200,445)
TOTAL LIABILITIES AND NET DEFICIT	1,132,159	$ 1,590,255
NCAC Sponsor
Current liabilities
Due to related party	1,474,256
Psyence Group Inc
Current liabilities
Due to related party	$ 1,316,236